Commitment and Contingent Liabilities	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Commitment and Contingent Liabilities

NOTE 9 - COMMITMENTS AND CONTINGENT LIABILITIES:

a.	Lease commitments:

1)	The Company leases its current premises for a period beginning February, 2007 and ending February, 2012.

The Company signed an agreement in December 2011 to lease its future premises for a period beginning January 2012, and ending December 2014.

“Rent expense” included in the Statement of Operations totaled approximately $119, $131 and $126 thousand for the years ended December 31, 2011, 2010 and 2009, respectively.

As of December 31, 2011, the aggregate future minimum lease obligations of office rent under non-cancelable operating leases agreements were as follows:

($ in thousands)
Year Ended December 31:
2012	$265
2013	250
2014	250
$765

2)	The Company leases the motor vehicles under non-cancelable operating lease agreements.

As of December 31, 2011, the aggregate future minimum lease obligations for motor vehicles under non-cancelable operating leases agreements were as follows:

($ in thousands)
Year Ended December 31:
2012	$39
2013	37
2014	17
$93

b.	License Agreement:

In March 2010, the Company entered into a new license agreement to use a unique stent design developed by an American company owned by a former director of InspireMD Ltd. (hereafter - “MGuard Prime”). According to the agreement, the licensor is entitled to receive 7% royalties for sales outside the US and inside the US as follows: 7% royalties for the first $10 million of net sales and 10% royalties of net sales exceeding the first $10 million. The Company began manufacturing the MGuard Prime during the last quarter of 2010.

c.	Fixed Lien

As of December 31, 2011 the Company had fixed liens amounting to $91 thousand to Bank Mizrahi and Bank Leumi in connection with the Company’s credit cards.

d.	Litigation:

The Company is a party to various claims arising in the ordinary course of its operations in the aggregate amount of $10 thousand.  The Company has not recorded an expense related to damages in connection with these matters because management, after considering the views of its legal counsel as well as other factors, is of the opinion that a loss to the Company is neither probable nor is an amount or range of loss that is estimable.

In February 2011, representatives of a third party indicated that they intend to seek damages from the Company in connection with certain finders’ fees that they claim are owed to them. The claimants’ demand was for approximately $1 million. The claimants’ most recent settlement demand, conveyed in April 2011, was for a total of $250 thousand in cash and 250,000 shares of the company common stock. To date, no lawsuit has been filed and the Company has not accrued an expense in connection with this matter because the Company’s management, after considering the views of its legal counsel as well as other factors, is of the opinion a loss to the Company is neither probable nor is an amount or range of loss that is estimable.

In March 2009, a service provider submitted a claim against the Company in the amount of $150 thousand in the Magistrate’s Court in Tel Aviv, claiming a success fee for assistance in locating potential investors and lenders with respect to a loan agreement entered into with a bank.  On April 11, 2011, the Company received a court ruling directing the Company to pay the service provider an amount of $105 thousand. Since both parties had claims against the court ruling, they renegotiated and on June 5, 2011, signed a settlement agreement according to which the Company paid $96 thousand and issued 18,785 shares of common stock valued at $51 thousand. The Company has recorded an expense of $147 thousand for the year ended December 31, 2011 in “General and administrative” within the Consolidated Statements of Operations.

In November 2010, a former senior employee submitted a claim against the Company in the total amount of $430 thousand and options to purchase 2,029,025 shares of the Company at an exercise price of $0.001 per share in the Magistrate’s Court in Tel Aviv, claiming unpaid back wages and commissions. The fair value of those options was valued using the Black-Scholes valuation model at $2.5 million as of the period he claimed to be entitled to the options. The Company’s management after considering the views of its legal counsel as well as other factors has recorded a provision of $20 thousand in the financial statements in 2009 and is of the opinion an additional loss to the Company is neither probable nor is an amount or range of loss that is estimable.

In November 2010, a former alleged founder and legal advisor of the Company submitted a claim against the Company for options to purchase 496,056 shares of the Company at an exercise price of $0.001 per share in the Magistrate’s Court in Tel Aviv. The fair value of those options was estimated using the Black-Scholes valuation model at $134 thousand as of the grant date.  It was during 2005 and 2006 that the Company first became aware of the events that gave rise to this litigation.  Also, during this time, the Company had discussions with the plaintiffs on an informal basis.  The Company’s management, after considering the views of its legal counsel as well as other factors, has recorded a share-based compensation expense of $134 thousand recorded in the year ended December 31, 2006, in respect of services allegedly provided in 2005 and 2006.

In November 2010, a former legal advisor of the Company submitted in the Magistrate’s Court in Tel Aviv a claim against the Company in the total amount of $53 thousand due to a breach of employment promise.  It was during 2005 and 2006 that the Company first became aware of the events that gave rise to this litigation.  Also during this time, the Company had discussions with the plaintiff on an informal basis.  The Company’s management, after considering the views of its legal counsel as well as other factors, has recorded a provision in the amounting to $53 thousand recorded in the year ended December 31, 2006.The Company, based upon the opinion of its legal counsel has recorded a provision of $53 thousand allocated to the year ended December 31, 2006.

In regards to the two claims against the Company submitted by a former alleged founder and legal advisor of the Company, in November 2010, described above, following a mediation meeting held in January 2012, the parties reached the following settlement agreement: (i) the plaintiff shall be the owner of options to purchase 194,786 shares of common stock of the Company and withdraw its claim for the remaining 301,272 options; and (ii) the Company would withdraw its counterclaim against the plaintiff.  In January 2012, the District Court in Tel Aviv approved the aforesaid settlement and a corresponding judgment was given by the court.  Following the aforementioned meeting held in January 2012, the parties reached a settlement agreement according to which the plaintiff would withdraw its claim in its entirety.  A motion to approve such settlement was filed with the Labor Court in Tel Aviv in January 2012. Following the settlement agreement, as of December 31, 2011, the provision in the amount of $53 thousand was reversed.

In February 2011, a finder submitted a claim against the Company in the amount of $327 thousand in the Magistrate’s Court in Tel Aviv, claiming a future success fee and commission for assistance in finding the Company's distributor in Brazil.  The Company’s management, after considering the views of its legal counsel as well as other factors, has recorded a provision of $327 thousand in the financial statements in 2011.  The related expense has been recorded to “General and administrative” within the Consolidated Statements of Operations.  On October 5, 2011, the Company filed a counter claim against the plaintiff in the amount of $29 thousand.

In August 2011, a former senior employee submitted to the Regional Labor Court in Tel Aviv a claim against the Company for (i) a compensation of $118 thousand; and (ii) a declaratory ruling that he is entitled to exercise 486,966 options to purchase the Company’s shares of common stock at an exercise price of $0.001 per option. After consulting with its legal advisor the Company is unable to assess the probable outcome of this claim.

In November 2011, a previous finder of InspireMD Ltd. (hereafter - the “Subsidiary”) submitted to the Magister Court in Tel Aviv a claim against the Company, the Subsidiary and the Company’s President and CEO for a declaratory ruling that it is entitled to convert 13,650 options to purchase the Subsidiary’s ordinary shares in an exercise price of $3.67 per option into 110,785 of the Company's common stock at an exercise price of $0.45 per option, and to convert 4,816 options to purchase the Subsidiary’s ordinary shares in an exercise price of $10 per option into 39,087 of common stock at an exercise price of $1.23 per option. After consulting with its legal advisor the Company is unable to assess the probable outcome of this claim.

In December 2011, a statement of claim against the Company submitted by an alleged employee, regarding 584,357 options to purchase the Company's shares. The Company filed its defense in this case on March 11, 2012. After consulting the views of its legal counsel as well as other factors, the Company is unable to assess the probable outcome of this claim.